Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2024
PAY-VERSUS-PERFORMANCE

FISCAL YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO #1 ($) (1)	COMPENSATION ACTUALLY PAID TO PEO #1 ($) (1)(2)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO #2 ($) (1)(2)	COMPENSATION ACTUALLY PAID TO PEO#2 ($) (2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($) (3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($) (2)(3)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME (LOSS) ($ IN MM) (5)	NON-GAAP OP ($ IN MM) (5)(6)
							COMPANY TSR ($) (4)	PEER GROUP TSR ($) (4)
2024	9,526,709	12,537,384			3,365,944	3,166,911	209.24	117.12	(16.5)	305.3
2023	2,248,413	1,562,882			1,683,294	1,508,530	134.65	105.81	1,376.1	344.4
2022	5,660,334	1,604,309	4,291,389	(9,050,186)	2,715,165	698,389			(581.4)	197.5
2021			26,169,529	16,042,728	3,586,248	1,842,238			(78.8)	332.7
2020			5,312,150	4,760,010	1,648,091	1,542,660			(269.1)	335.4

(1)
Mr. Marquez (PEO #1) became President and Chief Executive Officer of the Company on March 11, 2022. Mr. Schmid (PEO #2), the Company’s prior President and Chief Executive Officer, stepped down from the role effective on the same date.

(2)	The “Compensation Actually Paid” reported in this column is derived from the Summary Compensation Table Total for the applicable fiscal year by making the following deductions and additions:
PEO #1

	2024	2023	2022
Summary Compensation Table (“SCT”) Total	$9,526,709	$2,248,413	$5,660,334
Less :
SCT—Stock Awards	(4,219,371)	—	(4,343,685)
SCT—Option Awards	(2,734,838)	—	—
Prior FYE fair value for awards that failed to meet vesting conditions during FY	—	(845,044)	—
Plus :
Fair value of awards granted during fiscal year (“FY”) outstanding and unvested at fiscal year-end (“FYE”)	9,964,884	—	847,257
Change in fair value of awards granted in prior years unvested at FYE	—	—	(544,491)
Change in fair value of awards granted in prior years that met vesting conditions during FY	—	159,513	(15,106)
Compensation Actually Paid	$12,537,384	$1,562,882	$1,604,309
PEO #2

	2022	2021	2020
Summary Compensation Table (“SCT”) Total	$4,291,389	$26,169,529	$5,312,150
Less :
SCT—Stock Awards	—	(22,104,207)	(1,629,598)
SCT—Option Awards	—	—	(1,543,755)
Prior FYE fair value for awards that failed to meet vesting conditions during FY	(13,246,648)	(2,256,669)	—
Plus :
Fair value of awards granted during fiscal year (“FY”) outstanding and unvested at fiscal year-end (“FYE”)	—	13,434,625	2,277,665
Change in fair value of awards granted in prior years unvested at FYE	—	208,654	281,159
Change in fair value of awards granted in prior years that met vesting conditions during FY	(94,927)	590,795	62,389
Compensation Actually Paid	$(9,050,186)	$16,042,728	$4,760,010

Average of
Non-PEO
NEOs

	2024	2023	2022	2021	2020
Summary Compensation Table Total (Average)	$3,365,944	$1,683,294	$2,715,165	$3,586,248	$1,648,091
Less :
SCT—Stock Awards	(949,680)	—	(1,621,070)	(2,178,772)	(301,225)
SCT—Option Awards	(777,729)	—	—	—	(71,341)
SCT—Change in Pension value and Non-Qualified Deferred Compensation Earnings	(36,842)	(19,947)	(894)	(26,736)	(31,535)
Prior FYE fair value for awards that failed to meet vesting conditions during FY	(212,990)	(222,148)	(201,203)	(251,068)	(147,782)
Plus :
Fair value of awards granted during FY outstanding and unvested at FYE	1,740,458	—	101,343	612,789	397,084
Change in fair value of awards granted in prior years unvested at FYE	—	—	(303,296)	23,320	26,218
Vesting fair value of awards granted in FY that vested during the FY	—	—	8,660	—	—
Change in fair value of awards granted in prior years that met vesting conditions during FY	—	57,903	(13,816)	53,208	3,350
Service cost for defined benefit and actuarial pension plans	37,750	9,429	13,500	23,250	19,800
Compensation Actually Paid	$3,166,911	$1,508,530	$698,389	$1,842,238	$1,542,660

(3)	The following table sets for the individuals included in the non-PEO NEO Average for each fiscal year presented above:

2024	2023	2022	2021	2020
Thomas Timko	James Barna	Jeffrey Rutherford	Jeffrey Rutherford	Jeffrey Rutherford
Jonathan Myers	Jonathan Myers	Ulrich Näher	Ulrich Näher	Ulrich Näher
Frank Baur	Elizabeth Radigan	David Caldwell	Olaf Heyden	Olaf Heyden
Ilhami Cantadurucu	Ilhami Cantadurucu	Jonathan Leiken	Jonathan Leiken	Jonathan Leiken
James Barna	Jeffrey Rutherford	Elizabeth Patrick		Alan Kerr
Olaf Heyden
Hermann Wimmer

(4)
Consistent with Regulation
S-K
Section 203(e)(3), the amounts set forth under the headings “
Company TSR” and
“
Peer Group TSR
” reflect the value, as of the end of 2023, of a hypothetical initial investment of $100 made on August 14, 2023 (the date that the Company’s common stock was registered under Section 12 of the Exchange Act) into, with respect to Company TSR, the Company, and with respect to Peer Group TSR, the S&P MidCap 400 index. Because the class of Company securities currently registered under Section 12 of the Exchange Act is not the same class of Company securities that was registered in the periods prior to emergence (including fiscal years 2022, 2021, and 2020), neither Company TSR nor Peer Group TSR are presented for such periods.

(5)
For Fiscal Year 2023, Net Income (Loss) and
Non-GAAP
OP are comprised of (a) the period from January 1, 2023 through August 11, 2023, the period prior to when the Company emerged from bankruptcy, and (b) the period from August 12, 2023 through December 31, 2023, the period subsequent to when the Company emerged from bankruptcy. These two periods have been combined solely to meet the
SEC-defined
structure for this Pay Versus Performance table, however, in accordance with GAAP, the Company does not combine these two periods in any of its financial statements and/or related filings. For the period from January 1, 2023 through August 11, 2023, Net Income was $1,357,500,000 and
Non-GAAP
OP (Loss) was ($5,500,000). For the period from August 12, 2023 through December 31, 2023, Net Income was $19,100,000 and
Non-GAAP
OP was $92,400,000.

(6)
The amount reported for
Non-GAAP
OP in this table
includes
the amortization of fair valued assets recognized in connection with Fresh Start Accounting. Accordingly, the
Non-GAAP
OP reported in this table is consistent with
Non-GAAP
OP as reported in the Company’s earnings release for its 2024 fiscal fourth quarter dated February 12, 2025. The Committee determined that
Non-GAAP
OP was the most important financial performance metric used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs for 2024. More information about
Non-GAAP
OP can be found under the heading “
Definitions of Key Compensation Terms
” in the “
Compensation Discussion and Analysis
.” This performance measure may not have been the most important financial performance measure for years 2023, 2022, 2021 or 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Non-GAAP OP
Named Executive Officers, Footnote
(3)	The following table sets for the individuals included in the non-PEO NEO Average for each fiscal year presented above:

2024	2023	2022	2021	2020
Thomas Timko	James Barna	Jeffrey Rutherford	Jeffrey Rutherford	Jeffrey Rutherford
Jonathan Myers	Jonathan Myers	Ulrich Näher	Ulrich Näher	Ulrich Näher
Frank Baur	Elizabeth Radigan	David Caldwell	Olaf Heyden	Olaf Heyden
Ilhami Cantadurucu	Ilhami Cantadurucu	Jonathan Leiken	Jonathan Leiken	Jonathan Leiken
James Barna	Jeffrey Rutherford	Elizabeth Patrick		Alan Kerr
Olaf Heyden
Hermann Wimmer

Peer Group Issuers, Footnote	Consistent with Regulation
S-K
Section 203(e)(3), the amounts set forth under the headings “
Company TSR” and
“
Peer Group TSR
	” reflect the value, as of the end of 2023, of a hypothetical initial investment of $100 made on August 14, 2023 (the date that the Company’s common stock was registered under Section 12 of the Exchange Act) into, with respect to Company TSR, the Company, and with respect to Peer Group TSR, the S&P MidCap 400 index. Because the class of Company securities currently registered under Section 12 of the Exchange Act is not the same class of Company securities that was registered in the periods prior to emergence (including fiscal years 2022, 2021, and 2020), neither Company TSR nor Peer Group TSR are presented for such periods.
Adjustment To PEO Compensation, Footnote
(2)	The “Compensation Actually Paid” reported in this column is derived from the Summary Compensation Table Total for the applicable fiscal year by making the following deductions and additions:
PEO #1

	2024	2023	2022
Summary Compensation Table (“SCT”) Total	$9,526,709	$2,248,413	$5,660,334
Less :
SCT—Stock Awards	(4,219,371)	—	(4,343,685)
SCT—Option Awards	(2,734,838)	—	—
Prior FYE fair value for awards that failed to meet vesting conditions during FY	—	(845,044)	—
Plus :
Fair value of awards granted during fiscal year (“FY”) outstanding and unvested at fiscal year-end (“FYE”)	9,964,884	—	847,257
Change in fair value of awards granted in prior years unvested at FYE	—	—	(544,491)
Change in fair value of awards granted in prior years that met vesting conditions during FY	—	159,513	(15,106)
Compensation Actually Paid	$12,537,384	$1,562,882	$1,604,309
PEO #2

	2022	2021	2020
Summary Compensation Table (“SCT”) Total	$4,291,389	$26,169,529	$5,312,150
Less :
SCT—Stock Awards	—	(22,104,207)	(1,629,598)
SCT—Option Awards	—	—	(1,543,755)
Prior FYE fair value for awards that failed to meet vesting conditions during FY	(13,246,648)	(2,256,669)	—
Plus :
Fair value of awards granted during fiscal year (“FY”) outstanding and unvested at fiscal year-end (“FYE”)	—	13,434,625	2,277,665
Change in fair value of awards granted in prior years unvested at FYE	—	208,654	281,159
Change in fair value of awards granted in prior years that met vesting conditions during FY	(94,927)	590,795	62,389
Compensation Actually Paid	$(9,050,186)	$16,042,728	$4,760,010

Non-PEO NEO Average Total Compensation Amount	$ 3,365,944	$ 1,683,294	$ 2,715,165	$ 3,586,248	$ 1,648,091
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,166,911	1,508,530	698,389	1,842,238	1,542,660
Adjustment to Non-PEO NEO Compensation Footnote
Average of
Non-PEO
NEOs

	2024	2023	2022	2021	2020
Summary Compensation Table Total (Average)	$3,365,944	$1,683,294	$2,715,165	$3,586,248	$1,648,091
Less :
SCT—Stock Awards	(949,680)	—	(1,621,070)	(2,178,772)	(301,225)
SCT—Option Awards	(777,729)	—	—	—	(71,341)
SCT—Change in Pension value and Non-Qualified Deferred Compensation Earnings	(36,842)	(19,947)	(894)	(26,736)	(31,535)
Prior FYE fair value for awards that failed to meet vesting conditions during FY	(212,990)	(222,148)	(201,203)	(251,068)	(147,782)
Plus :
Fair value of awards granted during FY outstanding and unvested at FYE	1,740,458	—	101,343	612,789	397,084
Change in fair value of awards granted in prior years unvested at FYE	—	—	(303,296)	23,320	26,218
Vesting fair value of awards granted in FY that vested during the FY	—	—	8,660	—	—
Change in fair value of awards granted in prior years that met vesting conditions during FY	—	57,903	(13,816)	53,208	3,350
Service cost for defined benefit and actuarial pension plans	37,750	9,429	13,500	23,250	19,800
Compensation Actually Paid	$3,166,911	$1,508,530	$698,389	$1,842,238	$1,542,660

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Diebold Total Shareholder Return (“TSR”) and “Compensation Actually Paid”
For the post-emergence period beginning on August 14, 2023 (the first day our shares of common stock were listed for trading on the NYSE) through December 31, 2024, our TSR increased from $100.00 to $209.24. Because we paid a significant portion of compensation in 2024 in the form of equity awards based on or tied to the Company’s stock price (such as emergence-related price-vested options and restricted stock units) the value of these awards increased over the course of 2024 consistent with our increase in TSR. For example, Mr. Marquez’s stock and option awards granted in 2024 increased in aggregate value from $6,962,252 on the date of grant (of each such grant) to $9,964,884 in the aggregate at the end of 2024. In addition, we use revenue, cash flow, and operating profit metrics in our incentive plans, each of which may indirectly impact our stock price. Accordingly, as the Company’s stock price increases (and TSR likewise increases), the value of a named executive officer’s Compensation Actually Paid will generally increase. Similarly, as the Company’s stock price decreases, Compensation Actually Paid will generally decrease.

Compensation Actually Paid vs. Net Income
Relationship Between Net Income and “Compensation Actually Paid”
The Company does not directly employ net income as a financial performance measure upon which named executive officer compensation may be earned. However, net income movements are tracked through our use of
Non-GAAP
OP / EBITDA metrics in our annual incentive plan. In future years as performance cash awards are earned, “Compensation Actually Paid” will also be influenced by performance against cumulative Adjusted EBITDA. “Compensation Actually Paid” therefore includes the value of: (a) bonuses earned in 2020 (a payout of 71% of the target annual bonus for named executive officers resulting solely from achievement against
Non-GAAP
OP); (b) bonuses earned in 2021 (a payout of approximately 61% of the target annual bonus for named executive officers in 2021, approximately half of which was attributed to
Non-GAAP
OP achievement); (c) no payments under the 2022 annual incentive plan or long-term performance incentives that could have vested in 2021 or 2022; (d) bonuses earned for 2023 (a payout of approximately 75% of the target annual bonus for the CEO and approximately 83% of the target annual bonus for the other Named Executive Officers, approximately half of which was attributable to
Non-GAAP
OP achievement); and (e) bonuses earned in 2024 (a payout of 100.22% of the target annual bonus for named executive officers resulting approximately 44% of which was attributed to
Non-GAAP
OP achievement).

Compensation Actually Paid vs. Company Selected Measure
Relationship Between
Non-GAAP
OP and “Compensation Actually Paid”
Non-GAAP
OP (as defined under the heading “
Compensation Discussion and Analysis—Definitions of Key Compensation Terms
” above) has served as a critical financial performance measure upon which annual incentive plan bonuses have been able to be earned since 2020. As noted above, in 2023
Non-GAAP
OP was also employed as a metric for the first year of our 2023 performance cash awards. Accordingly, “Compensation Actually Paid” reflects: (a) bonuses earned in 2020 (a payout of 71% of the target annual bonus for named executive officers resulting solely from achievement against
Non-GAAP
OP); (b) bonuses earned in 2021 (a payout of approximately 61% of the target annual bonus for named executive officers in 2021, approximately half of which was attributed to
Non-GAAP
OP achievement); (c) no payments under the 2022 annual incentive plan or long-term performance incentives that could have vested in 2021 or 2022; (d) bonuses earned for 2023 (a payout of approximately 75% of the target annual bonus for the CEO and approximately 83% of the target annual bonus for the other Named Executive Officers, approximately half of which was attributable to
Non-GAAP
OP achievement); and (e) bonuses earned in 2024 (a payout of 100.22% of the target annual bonus for named executive officers resulting approximately 44% of which was attributed to
Non-GAAP
OP achievement).

Total Shareholder Return Vs Peer Group
Comparison Between Diebold TSR and Peer Group TSR
For the post-emergence period beginning on August 14, 2023 (the first day our shares of common stock were listed for trading on the NYSE upon emerging from restructuring) through December 31, 2024, the Company’s TSR has increased by approximately 109%, while the TSR of the S&P 400 Midcap Index has increased by approximately 17% over the same period. Relative performance measured against the S&P 400 Midcap Index has, from time to time, been included as a performance measure for certain of the Company’s long-term incentive vehicles, most recently performance-based grants covering a performance period from 2018-2020. Because the Company’s relative TSR performance for that grant cycle did not meet threshold performance against the S&P 400 Midcap Index, these grants were forfeited thus reducing the “Compensation Actually Paid” to named executive officers in 2020.

Tabular List, Table
MOST IMPORTANT FINANCIAL MEASURES
The below tabular list identifies the financial measures deemed by the People and Compensation Committee to be the most important financial measures for linking the compensation of the Company’s named executive officers to the performance of the Company:

MOST IMPORTANT FINANCIAL MEASURES
Consolidated Non-GAAP Operating Profit
Unlevered Free Cash Flow
Constant Currency Revenue
Consolidated Adjusted EBITDA
Consolidated Revenue

Total Shareholder Return Amount	$ 209.24	134.65
Peer Group Total Shareholder Return Amount	117.12	105.81
Net Income (Loss)	$ (16,500,000)	$ 1,376,100,000	$ (581,400,000)	$ (78,800,000)	$ (269,100,000)
Company Selected Measure Amount	305,300,000	344,400,000	197,500,000	332,700,000	335,400,000
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated Non-GAAP Operating Profit
Non-GAAP Measure Description
(5)
For Fiscal Year 2023, Net Income (Loss) and
Non-GAAP
OP are comprised of (a) the period from January 1, 2023 through August 11, 2023, the period prior to when the Company emerged from bankruptcy, and (b) the period from August 12, 2023 through December 31, 2023, the period subsequent to when the Company emerged from bankruptcy. These two periods have been combined solely to meet the
SEC-defined
structure for this Pay Versus Performance table, however, in accordance with GAAP, the Company does not combine these two periods in any of its financial statements and/or related filings. For the period from January 1, 2023 through August 11, 2023, Net Income was $1,357,500,000 and
Non-GAAP
OP (Loss) was ($5,500,000). For the period from August 12, 2023 through December 31, 2023, Net Income was $19,100,000 and
Non-GAAP
OP was $92,400,000.

(6)
The amount reported for
Non-GAAP
OP in this table
includes
the amortization of fair valued assets recognized in connection with Fresh Start Accounting. Accordingly, the
Non-GAAP
OP reported in this table is consistent with
Non-GAAP
OP as reported in the Company’s earnings release for its 2024 fiscal fourth quarter dated February 12, 2025. The Committee determined that
Non-GAAP
OP was the most important financial performance metric used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs for 2024. More information about
Non-GAAP
OP can be found under the heading “
Definitions of Key Compensation Terms
” in the “
Compensation Discussion and Analysis
.” This performance measure may not have been the most important financial performance measure for years 2023, 2022, 2021 or 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Unlevered Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Constant Currency Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Consolidated Adjusted EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name	Consolidated Revenue
Mr. Marquez [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,526,709	$ 2,248,413	$ 5,660,334
PEO Actually Paid Compensation Amount	$ 12,537,384	1,562,882	1,604,309
PEO Name	Mr. Marquez
Mr. Schmid [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,291,389	$ 26,169,529	$ 5,312,150
PEO Actually Paid Compensation Amount			(9,050,186)	16,042,728	4,760,010
PEO Name	Mr. Schmid
PEO | Mr. Marquez [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,964,884		847,257
PEO | Mr. Marquez [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(544,491)
PEO | Mr. Marquez [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(845,044)
PEO | Mr. Marquez [Member] | SCT Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,219,371)		(4,343,685)
PEO | Mr. Marquez [Member] | SCT Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,734,838)
PEO | Mr. Marquez [Member] | Change In Fair Value Of Awards Granted In Prior Years That Met Vesting Conditions During FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		159,513	(15,106)
PEO | Mr. Schmid [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				13,434,625	2,277,665
PEO | Mr. Schmid [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				208,654	281,159
PEO | Mr. Schmid [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,246,648)	(2,256,669)
PEO | Mr. Schmid [Member] | SCT Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(22,104,207)	(1,629,598)
PEO | Mr. Schmid [Member] | SCT Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,543,755)
PEO | Mr. Schmid [Member] | Change In Fair Value Of Awards Granted In Prior Years That Met Vesting Conditions During FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(94,927)	590,795	62,389
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,740,458		101,343	612,789	397,084
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(303,296)	23,320	26,218
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,660
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(212,990)	(222,148)	(201,203)	(251,068)	(147,782)
Non-PEO NEO | SCT Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(949,680)		(1,621,070)	(2,178,772)	(301,225)
Non-PEO NEO | SCT Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(777,729)				(71,341)
Non-PEO NEO | SCT Change in Pension value and Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,842)	(19,947)	(894)	(26,736)	(31,535)
Non-PEO NEO | Change In Fair Value Of Awards Granted In Prior Years That Met Vesting Conditions During FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		57,903	(13,816)	53,208	3,350
Non-PEO NEO | Service Cost for Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 37,750	$ 9,429	$ 13,500	$ 23,250	$ 19,800